Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OPERATING ACTIVITIES
Net income	$ 65,335	$ 60,511	$ 34,322
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	63,971	41,174	15,877
Write-off of intangible asset	3,979	0	0
Amortization and write-off of deferred financing cost	530	415	683
Amortization of deferred dry dock costs	61	92	415
Provision for bad debts	0	0	49
Compensation expense	0	0	6,082
Changes in operating assets and liabilities
Increase in restricted cash	(2)	(2)	(822)
Increase in accounts receivable	(3,899)	(334)	(338)
Decrease/(increase) in prepaid expenses and other current assets	396	(1,797)	(406)
Decrease/(increase) in other long term assets	75	(154)	0
Increase/(decrease) in accounts payable	946	558	(76)
Increase in accrued expenses	1,045	97	182
(Decrease)/increase in deferred voyage revenue	(6,417)	(5,211)	24,172
Increase in amounts due to related parties	1,444	669	425
Net cash provided by operating activities	127,464	96,018	80,565
INVESTING ACTIVITIES
Acquisition of vessels	(76,220)	(291,591)	(23,683)
Acquisition of intangibles	(43,780)	(156,166)	(42,917)
Deposit for vessel acquisitions	0	0	(2,500)
Net cash used in investing activities	(120,000)	(447,757)	(69,100)
FINANCING ACTIVITIES
Cash distribution paid	(95,499)	(72,316)	(39,016)
Net proceeds from issuance of general partner units	2,052	6,150	2,948
Proceeds from issuance of common units, net of offering costs	86,288	253,871	126,807
Proceeds from long term debt	35,000	139,000	0
(Increase)/decrease in restricted cash	(7,642)	12,500	(12,500)
Repayment of long-term debt and payment of principal	(30,450)	(12,500)	(40,000)
Debt issuance costs	(413)	(1,566)	(200)
Net cash (used in)/provided by financing activities	(10,664)	325,139	38,039
(Decrease)/increase in cash and cash equivalents	(3,200)	(26,600)	49,504
Cash and cash equivalents, beginning of period	51,278	77,878	28,374
Cash and cash equivalents, end of period	48,078	51,278	77,878
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest	8,131	5,806	7,590
Non-cash investing and financing activities:
Issuance of common units to Navios Holdings related to the acquisition of the Navios Luz and the Navios Orbiter in May 2011	9,960	0	0
Issuance of common units to Navios Holdings related to the acquisition of the Navios Fulvia and the Navios Melodia in November 2010	0	14,971	0
Issuance of common units to Navios Holdings related to the acquisition of the Navios Aurora II in March 2010	0	20,326	0
Issuance of units in connection with the non-cash compensation expense related to the relief of the obligation on Navios Bonavis	$ 0	$ 0	$ 6,082